Strategic Investments (Details Textuals) (USD $)	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	$ 126,066,000		$ 120,319,000
Albemarle & Bond Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Number of common shares owned	16,644,640
Percentage of common shares owned	30.00%
Total cost of common shares owned	27,600,000
Dividends received	3,300,000		3,200,000	2,300,000
Equity Method Investment Income Loss Included in the retained earnings	27,600,000
Percentage Increase in total assets		14.00%
Percentage increase in net income		2.00%
Investments in unconsolidated affiliates	51,812,000		48,361,000
Equity in net assets		37,600,000
Equity Method Investment Difference Between Carrying Amount and Underlying Equity		10,000,000
Cash Converters International Limited [Member]
Schedule of Equity Method Investments [Line Items]
Number of common shares owned	124,418,000
Percentage of common shares owned	33.00%
Total cost of common shares owned	57,800,000
Dividends received	4,400,000		4,100,000	1,500,000
Equity Method Investment Income Loss Included in the retained earnings	12,800,000
Percentage Increase in total assets		17.00%
Percentage increase in net income		6.00%
Investments in unconsolidated affiliates	74,254,000		71,958,000
Equity in net assets		62,100,000
Equity Method Investment Difference Between Carrying Amount and Underlying Equity		$ 15,000,000
Number of owned and franchise stores	700
Cash converters number of days of earnings included				237 days